Initial Public Offering (Details) - USD ($)			11 Months Ended
	May 12, 2021	May 03, 2021	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Number of units sold			4,488,986
Redemption Or Liquidation			5 years
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold		4,000,000	4,000,000
Purchase price, per unit		$ 10	$ 10
Redemption Or Liquidation			12 months
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold	488,986		488,986
Purchase price, per unit			$ 10
Gross proceeds	$ 4,889,860		$ 44,889,860
Exercisable warrants			30 days
Class A Ordinary Share [Member]
Initial Public Offering (Details) [Line Items]
Purchase price, per unit			$ 11.5